Stock-Based Compensation, TDS excluding U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) (TDS Parent Company, Common Shares, USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	$ 0.1	$ 0.1	$ 0.1
Weighted average grant date fair value	$ 21.99	$ 24.18	$ 28.15
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	227,000
Vested number of shares, unissued, fair value	5.9
Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	547,000
Granted number of shares	353,000
Vested number of shares	(213,000)
Forfeited number of shares	(24,000)
Nonvested stock units, end of period - Number of shares	663,000	547,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 23.44
Granted weighted average grant date fair value	$ 21.09	$ 19.62	$ 28.73
Vested weighted average grant date fair value	$ 28.94
Forfeited weighted average grant date fair value	$ 23.16
Nonvested stock units - end of period weighted average grant date fair value	$ 20.43	$ 23.44
Fair value of vested stock units	$ 5.8	$ 3.4	$ 4.1
Shares issued and granted under stock compensation plans
Granted number of shares	353,000
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	33,000	22,000	19,000